PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.4%
Asset-Backed Securities 21.1%
Collateralized Loan Obligations 21.0%
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.057%(c)	04/26/35		250	$251,753
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.908(c)	07/15/30		220	221,484
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.715(c)	01/20/32		250	247,738
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.598(c)	10/20/31		250	247,433
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.668(c)	01/20/32		249	248,044
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)	6.608(c)	04/20/31		248	246,117
Crown City CLO (Cayman Islands), Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)	7.556(c)	10/20/33		250	251,333
Elmwood CLO Ltd. (Cayman Islands), Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.628(c)	10/20/34		250	247,348
Generate CLO Ltd. (Cayman Islands), Series 4A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.000%)	6.678(c)	04/20/32		244	241,912
Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class A, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	5.412(c)	11/24/35	EUR	250	274,621
KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.512(c)	07/18/30		197	196,438
MidOcean Credit CLO (Cayman Islands), Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.610(c)	07/15/29		158	155,223
Oaktree CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.308(c)	07/15/33		250	250,904

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.410%(c)	07/18/31		250	$250,544
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.688(c)	07/20/30		197	196,749
Palmer Square European CLO DAC (Ireland), Series 2022-02A, Class A1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	5.863(c)	01/15/36	EUR	250	275,349
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 0.000%)	6.720(c)	07/15/31		250	247,911
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	6.419(c)	02/20/30		215	213,484
Regatta Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.738(c)	01/20/35		250	246,300
Rockford Tower CLO Ltd., Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.326(c)	07/20/33		250	251,128
Sound Point CLO Ltd. (Cayman Islands), Series 2016-03A, Class AR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)	6.597(c)	01/23/29		—(r)	248
Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.466(c)	07/15/34		250	251,383
TSTAT Ltd., Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.626(c)	07/20/31		225	226,034
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.670(c)	07/17/31		250	246,343
					5,485,821
Consumer Loans 0.1%
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		33	33,071

Total Asset-Backed Securities (cost $5,434,974)					5,518,892

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 9.9%
BANK,
Series 2017-BNK08, Class A3	3.229%	11/15/50	342	$309,436
Series 2022-BNK44, Class A5	5.746(cc)	11/15/55	230	236,998

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	226,612
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month SOFR + 2.697% (Cap N/A, Floor 2.650%)	7.919(c)	05/15/36	100	98,626
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4	2.763	09/15/52	250	211,344
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.518(c)	05/15/35	228	220,707
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class X1, IO	1.165(cc)	07/25/26	6,156	162,817
Series K104, Class X1, IO	1.124(cc)	01/25/30	4,908	276,821

GS Mortgage Securities Trust, Series 2019-GSA01, Class A3	2.794	11/10/52	195	167,260
ONE Mortgage Trust, Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.436(c)	03/15/36	300	274,486
One New York Plaza Trust, Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.586(c)	01/15/36	250	234,329
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A4	2.343	04/15/54	200	164,526

Total Commercial Mortgage-Backed Securities (cost $2,643,263)				2,583,962
Corporate Bonds 23.3%
Airlines 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	105	101,702
Auto Manufacturers 1.0%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	04/10/28	135	117,486
Sr. Unsec’d. Notes, SOFR + 1.200%	6.340(c)	11/17/23	21	21,028

Toyota Motor Corp. (Japan), Sr. Unsec’d. Notes	5.275	07/13/26	130	131,088
				269,602

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 10.2%
Bank Gospodarstwa Krajowego (Poland), Gov’t. Gtd. Notes, 144A, MTN	5.375%	05/22/33	200	$199,500
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	300	251,559
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	135	127,636

Citigroup, Inc., Sr. Unsec’d. Notes	2.666(ff)	01/29/31	175	148,133
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,369
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	145	128,030
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	150	119,858

HDFC Bank Ltd. (India), Jr. Sub. Notes	3.700(ff)	08/25/26(oo)	200	174,262
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.522(ff)	04/22/31	375	317,388
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	200	174,042
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.778(ff)	07/06/29	200	200,859
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	125	111,134
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	325	252,646

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.582(ff)	06/12/29	50	50,079
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes	5.532	07/17/26	180	180,677
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	130	130,172
U.S. Bancorp, Sr. Unsec’d. Notes	5.775(ff)	06/12/29	80	80,374
				2,666,718
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	40	39,779
Building Materials 0.2%
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	50	49,144

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	07/15/26	50	$47,806
ERAC USA Finance LLC, Gtd. Notes, 144A	4.600	05/01/28	80	78,120
				125,926
Computers 0.8%
CA Magnum Holdings (India), Sr. Sec’d. Notes	5.375	10/31/26	200	183,500
NCR Corp., Gtd. Notes, 144A	6.125	09/01/29	25	25,408
				208,908
Distribution/Wholesale 0.3%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	100	87,773
Diversified Financial Services 0.1%
Navient Corp., Sr. Unsec’d. Notes	6.750	06/25/25	25	24,727
Electric 1.6%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.400	06/01/33	70	70,060
Commonwealth Edison Co., First Mortgage	2.200	03/01/30	40	33,824
Connecticut Light & Power Co. (The), First Mortgage, Series A	2.050	07/01/31	35	28,384
Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes	4.375	06/18/26(d)	200	89,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 144A	4.300	05/15/28	135	132,005
Puget Energy, Inc., Sr. Sec’d. Notes	2.379	06/15/28	50	43,140
Southern California Edison Co., First Mortgage	2.850	08/01/29	25	22,079
				418,492

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 0.6%
Warnermedia Holdings, Inc., Gtd. Notes	3.755%	03/15/27	175	$163,820
Foods 0.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28	25	24,908
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	50	43,084
				67,992
Healthcare-Services 0.3%
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52	60	55,255
Sutter Health, Unsec’d. Notes	5.164	08/15/33	22	21,903
				77,158
Insurance 0.5%
Principal Life Global Funding II, Sec’d. Notes, 144A, MTN	5.500	06/28/28	130	129,089
Media 1.9%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	25	24,602
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908	07/23/25	125	123,044
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28	60	59,977
CSC Holdings LLC, Sr. Unsec’d. Notes	5.250	06/01/24	125	116,623
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	50	50,329
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	25	22,544

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27	25	$20,973
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25	75	73,833
				491,925
Oil & Gas 1.0%
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31	300	247,668
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	25	24,975
				272,643
Packaging & Containers 0.2%
Ball Corp., Gtd. Notes	6.000	06/15/29	50	50,000
Pipelines 0.4%
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	125	111,697
Real Estate 0.1%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	25	24,635
Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., Sr. Unsec’d. Notes	3.375	10/15/26	80	75,286
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250	08/01/26	25	23,020
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	100	92,052
				190,358
Retail 0.1%
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	25	25,129

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 1.1%
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400%	03/01/27	25	$22,059
T-Mobile USA, Inc., Gtd. Notes	5.050	07/15/33	140	136,924
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050	05/09/33	120	117,727
				276,710
Transportation 0.5%
XPO Escrow Sub LLC, Gtd. Notes, 144A	7.500	11/15/27	100	103,425
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	25	24,775
				128,200
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	50	49,774
Water 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/28	25	23,718

Total Corporate Bonds (cost $6,327,575)				6,075,619
Municipal Bond 0.3%
California
Santa Clara Valley Transportation Authority, Revenue Bonds, BABs (cost $91,072)	5.876	04/01/32	85	87,738
Residential Mortgage-Backed Securities 2.7%
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.719(c)	01/25/51	200	196,062
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.919(c)	01/25/42	200	196,000

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.469%(c)	02/25/42	200	$200,500
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.969(c)	04/25/42	100	101,736

Total Residential Mortgage-Backed Securities (cost $672,514)				694,298
Sovereign Bond 0.4%
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A (cost $101,213)	5.250	11/25/27	100	97,680
U.S. Treasury Obligations 40.7%
U.S. Treasury Notes	1.125	02/28/25	2,700	2,537,156
U.S. Treasury Notes(k)	2.500	04/30/24	2,670	2,612,950
U.S. Treasury Notes	2.625	04/15/25	2,670	2,564,139
U.S. Treasury Notes	2.625	05/31/27	420	394,669
U.S. Treasury Notes	2.750	08/15/32	20	18,156
U.S. Treasury Notes	4.250	12/31/24	2,550	2,515,734

Total U.S. Treasury Obligations (cost $10,771,200)				10,642,804

Total Long-Term Investments (cost $26,041,811)				25,700,993

	Shares
Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $275,929)(wj)	275,929	275,929

TOTAL INVESTMENTS 99.4% (cost $26,317,740)		25,976,922
Other assets in excess of liabilities(z) 0.6%		144,427

Net Assets 100.0%		$26,121,349

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CA—Credit Agricole Securities Inc.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	2 Year U.S. Treasury Notes	Sep. 2023	$6,700,031	$(60,143)
2	20 Year U.S. Treasury Bonds	Sep. 2023	248,875	(6,690)
				(66,833)
Short Positions:
16	5 Year U.S. Treasury Notes	Sep. 2023	1,709,125	12,348
13	10 Year U.S. Treasury Notes	Sep. 2023	1,448,281	35,991
14	10 Year U.S. Ultra Treasury Notes	Sep. 2023	1,637,781	44,332
				92,671
				$25,838
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 08/02/23	BNYM	EUR	487	$536,805	$535,444	$—	$(1,361)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 08/02/23	SSB	EUR	487	$532,492	$535,444	$—	$(2,952)
Expiring 09/05/23	BNYM	EUR	487	537,685	536,385	1,300	—
				$1,070,177	$1,071,829	1,300	(2,952)
						$1,300	$(4,313)

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	180	0.277%	$22	$113	$(91)	BOA

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	1,870	4.094%	$(4,367)	$76,608	$80,975
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
848	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	$—	$(1,459)	$(1,459)
1,060	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	1,508	1,508
1,917	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	1,895	1,895
				$—	$1,944	$1,944

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).